Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 02, 2015
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000856517
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 02, 2015
Prospectus Date	rr_ProspectusDate	Jun. 02, 2015